Stockholders' Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Federal Home Loan Banks [Abstract]
Stockholders' Equity
Note 9. Stockholders’ Equity
Equity Transactions
Shelf Registration Statement
We have a shelf registration statement that permits us to sell, from time to time, up to $
200.0
 million of common stock, preferred stock and warrants. The shelf registration was filed and declared effective in May 2020, and carried forward approximately $
107.5
 million of unsold securities registered under the prior shelf registration statement. As of March 31, 2023, there was $
123.4
 million aggregate value of securities available under the shelf registration statement, including $
60.0
 million remaining available under the 2020 ATM Sales Agreement described below. The shelf registration expires on May 18, 2023.
At-The-Market
Equity Offering
On November 10, 2020, we entered into an
At-The-Market
Equity Offering Sales Agreement (the “2020 ATM Sales Agreement”), pursuant to which we may sell an aggregate of up to $
60.0
 million of our common stock pursuant to the shelf registration statement. As of
March
 31, 202
3
, there was $
60.0
 million remaining available under the 2020 ATM Sales Agreement.
Warrants
As of March 31, 2023, we have
outstanding warrants to purchase
802,949
shares of our common stock related to a private placement equity financing that we closed in May 2018. The warrants are fully vested, exercisable at a price of $
50.80
per share and expire in May 2023. Pursuant to the terms of the warrants, we could be required to settle the warrants in cash in the event of an acquisition of us
and, as a result, the warrants are required to be measured at fair value and reported as a liability in the Condensed
Consolidated
Balance Sheets. The warrants were revalued as of
March
 31, 202
3
 and June 30, 2022 at zero and $
1.6
 million, respectively. The change in fair value of
zero
 and $
1.6
 million
was recorded on the Condensed Consolidated Statement of Operations for the three and nine months ended March 31, 2023.
As of March 31, 2023, we also have outstanding warrants to purchase 102,513 shares of our common stock issued to Torreya Partners. The warrants are fully vested, exercisable at a price of $6.80 per share and expire in October 2027.

Note 8. Stockholders’ Equity
Equity Transactions
Underwritten Registered Offering
During the year ended June 30, 2022, we completed an underwritten registered offering of 1,006,250 shares of common stock at a price per share of $52.00 for net cash proceeds of $48.7 million, after offering costs of $3.7 million. During the year ended June 30, 2020, we completed an underwritten registered offering of 1,617,188 shares of common stock at a price per share of $32.00 for net cash proceeds of $48.5 million, after offering costs of $3.3 million.
Shelf Registration Statement
We have a shelf registration statement that permits us to sell, from time to time, up to $200.0 million of common stock, preferred stock and warrants. The shelf registration was filed and declared effective in May 2020, replacing our prior shelf registration statement that was filed and declared effective in May 2017, and carrying forward approximately $107.5 million of unsold securities registered under the prior shelf registration statement. As of June 30, 2022, there was $123.4 million aggregate value of securities available under the shelf registration statement.
At-The-Market
Equity Offering
On November 10, 2020, we entered into
an At-The-Market Equity
Offering Sales Agreement (the “2020 ATM Sales Agreement”), pursuant to which we may sell an aggregate of up to $60.0 million of our common stock pursuant to the shelf registration statement. We had previously entered into an At-The-Market Equity
Offering Sales Agreement in November 2017 (the “2017 ATM Sales Agreement”), pursuant to which we could sell an aggregate of up to $30.0 million of our common stock pursuant to the shelf registration statement. The 2017 ATM Sales Agreement expired on November 8, 2020. During the year ended June 30, 2020, we sold 273,584 shares under the 2017 ATM Sales Agreement for net proceeds of $20.7 million, after costs of $0.4 million. During the year ended June 30, 2021, we sold 47,904 shares under the 2017 ATM Sales Agreement for net proceeds of $3.1 million, after costs of $0.1 million. As of June 30, 2022, there was $60.0 million available under the 2020 ATM Sales Agreement.
Warrants
As of June 30, 2022, we have outstanding warrants to purchase 802,949 shares of our common stock. The warrants are fully vested, exercisable at a price of $50.80 per share and expire in May 2023. Pursuant to the terms of the warrants, we could be required to settle the warrants in cash in the event of an acquisition of the Company and, as a result, the warrants are required to be measured at fair value and reported as a liability in the Balance Sheets. The warrants were revalued as of June 30, 2022, 2021 and 2020 at $1.6 million, $22.4 million and

$40.5 million, respectively. The changes in fair value were recorded on our Statements of Operations for the years ended June 30, 2022, 2021 and 2020. During the year ended June 30, 2021, a warrant holder completed a cashless exercise of 131 warrants for 48 shares of common stock. No warrants were exercised during the years ended June 30, 2022 and 2020.
Description of Capital Stock
Our total authorized share capital is 226,100,000 shares consisting of 226,000,000 shares of common stock, $0.00000002 par value per share, and 100,000 shares of preferred stock, $0.01 par value per share.
Common Stock
The holders of common stock are entitled to one vote per share. In the event of a liquidation, dissolution or winding up of our affairs, holders of the common stock will be entitled to share ratably in all our assets that are remaining after payment of our liabilities and the liquidation preference of any outstanding shares of preferred stock. All outstanding shares of common stock are fully paid and non-assessable.
The rights, preferences and privileges of holders of common stock are subject to any series of preferred stock that we have issued or that we may issue in the future. The holders of common stock have no pre-emptive
rights and are not subject to future calls or assessments by us.
Preferred Stock
Our board of directors has the authority to issue up to 100,000 shares of preferred stock with a par value of $.01 per share in one or more series and to fix the rights, preferences, privileges and restrictions in respect of that preferred stock, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption (including sinking fund provisions), redemption prices and liquidation preferences, and the number of shares constituting such series and the designation of any such series, without future vote or action by the stockholders. Therefore, the board of directors, without the approval of the stockholders, could authorize the issue of preferred stock with voting, conversion and other rights that could affect the voting power, dividend and other rights of the holders of shares or that could have the effect of delaying, deferring or preventing a change of control. There were no shares of preferred stock outstanding as of June 30, 2022 or 2021.